Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 26, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Huber Capital Equity Income Fund | Huber Capital Equity Income Fund | Investor Class
Risk/Return:
Trading Symbol	HULIX
Huber Capital Equity Income Fund | Huber Capital Equity Income Fund | Institutional Class
Risk/Return:
Trading Symbol	HULEX
Huber Capital Small Cap Value Fund | Huber Capital Small Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	HUSIX
Huber Capital Small Cap Value Fund | Huber Capital Small Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	HUSEX
Huber Capital Diversified Large Cap Value Fund | Huber Capital Diversified Large Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	HUDIX
Huber Capital Diversified Large Cap Value Fund | Huber Capital Diversified Large Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	HUDEX